Accrued And Other Current Liabilities - Additional Information (Detail) - Barkbox Inc [Member]	12 Months Ended
Mar. 31, 2021
Maximum [Member]
Percentage of employee contribution	100.00%
Minimum [Member]
Percentage of employee contribution	1.00%